Financial risk management - Summary of Fair Value of Financial Instruments (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 5,000
Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,000
Level 3 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 5,000